Newbuildings	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Newbuildings
Newbuildings

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013

Opening balance	312.9	248.7
Additions	441.7	53.9
Capitalized interest and loan related costs	7.1	10.3
Re-classified as Drilling rigs	(589.1)	—
Closing balance	172.6	312.9

Additions in 2014 are related to the construction of the jack-up drilling rig West Linus and also the semi-submersible drilling rig West Rigel. Additions in 2013 are related to the construction of jack-up drilling rigs West Linus and the semi-submersible drilling rig West Rigel.

The reclassification to drilling units is related to the West Linus which commenced operations in May 2014.